UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments

Common Stocks — 98.4%

Security	Shares	Value

Aerospace & Defense — 4.5%
Boeing Co. (The)	931,391	$127,125,558
General Dynamics Corp.	83,700	7,997,535
Honeywell International, Inc.	288,222	26,334,844
Huntington Ingalls Industries, Inc.	2,546	229,165
Lockheed Martin Corp.	16,042	2,384,804
Northrop Grumman Corp.	15,277	1,750,897
Precision Castparts Corp.	19,025	5,123,432
Raytheon Co.	52,695	4,779,436
Rockwell Collins, Inc.	157,787	11,663,615
United Technologies Corp.	2,060,077	234,436,763

		$421,826,049

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	56,207	$3,279,116
FedEx Corp.	262,219	37,699,226
United Parcel Service, Inc., Class B	413,090	43,407,497

		$84,385,839

Auto Components — 0.4%
Johnson Controls, Inc.	771,216	$39,563,381

		$39,563,381

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,738,400
Harley-Davidson, Inc.	800	55,392

		$1,793,792

Beverages — 3.6%
Beam, Inc.	78,199	$5,322,224
Coca-Cola Co. (The)	4,153,745	171,591,206
Coca-Cola Enterprises, Inc.	31,501	1,390,139
Molson Coors Brewing Co., Class B	186,000	10,443,900
PepsiCo, Inc.	1,841,154	152,705,313

		$341,452,782

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.(2)	21,109	$2,808,763
Amgen, Inc.	975,417	111,353,605
Biogen Idec, Inc.(2)	36,536	10,220,946
Celgene Corp.(2)	6,155	1,039,949
Gilead Sciences, Inc.(2)	624,484	46,929,973

		$172,353,236

Security	Shares	Value

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$73,120

		$73,120

Capital Markets — 5.2%
Ameriprise Financial, Inc.	189,481	$21,799,789
Bank of New York Mellon Corp. (The)	604,758	21,130,245
BlackRock, Inc.	3,984	1,260,816
Charles Schwab Corp. (The)	934,916	24,307,816
E*TRADE Financial Corp.(2)	4,593	90,207
Franklin Resources, Inc.	1,618,404	93,430,463
Goldman Sachs Group, Inc. (The)	532,816	94,446,964
Legg Mason, Inc.	96,941	4,214,995
Morgan Stanley	2,533,129	79,438,925
Northern Trust Corp.	709,098	43,886,075
State Street Corp.	740,415	54,339,057
T. Rowe Price Group, Inc.	554,173	46,423,072
UBS AG(2)	29,488	567,644
Waddell & Reed Financial, Inc., Class A	8,833	575,205

		$485,911,273

Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,660	$856,235
Albemarle Corp.	22,063	1,398,573
Ashland, Inc.	30,391	2,949,143
Dow Chemical Co. (The)	153,238	6,803,767
E.I. du Pont de Nemours & Co.	916,859	59,568,329
Ecolab, Inc.	445,515	46,453,849
Monsanto Co.	495,636	57,766,376
NewMarket Corp.	4,549	1,520,048
PPG Industries, Inc.	109,400	20,748,804
Praxair, Inc.	2,828	367,725
Westlake Chemical Corp.	500	61,035

		$198,493,884

Commercial Banks — 3.7%
Bank of Montreal	26,370	$1,757,824
BB&T Corp.	943,556	35,213,510
Comerica, Inc.	126,791	6,027,644
Fifth Third Bancorp	977,637	20,559,706
HSBC Holdings PLC	220,592	2,404,742
HSBC Holdings PLC ADR	424	23,375
KeyCorp	111,353	1,494,357
M&T Bank Corp.	17,293	2,013,251
PNC Financial Services Group, Inc. (The)	59,726	4,633,543
Regions Financial Corp.	189,147	1,870,664

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)
Royal Bank of Canada	148,562	$9,987,823
Societe Generale SA	460,793	26,795,320
SunTrust Banks, Inc.	301,790	11,108,890
Synovus Financial Corp.	10,960	39,456
Toronto-Dominion Bank (The)	14,822	1,396,825
U.S. Bancorp	2,310,377	93,339,231
Wells Fargo & Co.	2,767,181	125,630,018
Zions Bancorporation	38,805	1,162,598

		$345,458,777

Commercial Services & Supplies — 0.1%
ADT Corp. (The)	11,051	$447,234
Cintas Corp.	52,914	3,153,145
Pitney Bowes, Inc.	14,270	332,491
Stericycle, Inc.(2)	5,300	615,701
Tyco International, Ltd.	22,102	907,066
Waste Management, Inc.	108,226	4,856,101

		$10,311,738

Communications Equipment — 3.0%
Cisco Systems, Inc.	1,365,553	$30,656,665
Juniper Networks, Inc.(2)	50,092	1,130,576
Nokia Oyj ADR(2)	192	1,557
Palo Alto Networks, Inc.(2)	20,808	1,195,836
QUALCOMM, Inc.	3,306,664	245,519,802

		$278,504,436

Computers & Peripherals — 3.4%
Apple, Inc.	408,878	$229,425,535
EMC Corp.	2,797,592	70,359,439
Hewlett-Packard Co.	33,743	944,129
NetApp, Inc.	414,967	17,071,742

		$317,800,845

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,313,301

		$1,313,301

Consumer Finance — 1.4%
American Express Co.	821,489	$74,533,697
Capital One Financial Corp.	75,718	5,800,756
Discover Financial Services	831,233	46,507,486
SLM Corp.	10,200	268,056

		$127,109,995

Security	Shares	Value

Distributors — 0.2%
Genuine Parts Co.	188,424	$15,674,993

		$15,674,993

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$644,136

		$644,136

Diversified Financial Services — 5.0%
Bank of America Corp.	1,546,249	$24,075,097
Berkshire Hathaway, Inc., Class A(2)	464	82,545,600
Berkshire Hathaway, Inc., Class B(2)	946,897	112,264,108
CBOE Holdings, Inc.	40,000	2,078,400
Citigroup, Inc.	793,170	41,332,089
CME Group, Inc.	63,405	4,974,756
ING Groep NV ADR(2)	150,000	2,101,500
IntercontinentalExchange Group, Inc.	10,892	2,449,829
JPMorgan Chase & Co.	3,045,340	178,091,483
McGraw Hill Financial, Inc.	86,290	6,747,878
Moody’s Corp.	179,322	14,071,397

		$470,732,137

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,647,490
CenturyLink, Inc.	4,871	155,141
Deutsche Telekom AG ADR	50,092	864,588
Frontier Communications Corp.	32,942	153,180
Verizon Communications, Inc.	369,417	18,153,152
Windstream Holdings, Inc.	70,866	565,511

		$26,539,062

Electric Utilities — 0.0%(1)
Duke Energy Corp.	15,598	$1,076,418
Exelon Corp.	8,820	241,580
Southern Co. (The)	68,451	2,814,020

		$4,132,018

Electrical Equipment — 1.6%
Emerson Electric Co.	1,998,542	$140,257,678
Rockwell Automation, Inc.	110,000	12,997,600

		$153,255,278

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,433,091	$25,537,682
TE Connectivity, Ltd.	687	37,860

		$25,575,542

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	93,118	$5,145,701
Frank’s International NV	115,894	3,129,138
Halliburton Co.	846,351	42,952,313
Schlumberger, Ltd.	1,155,626	104,133,459
Transocean, Ltd.	72,479	3,581,912

		$158,942,523

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	873,262	$103,926,911
CVS Caremark Corp.	1,279,410	91,567,374
Kroger Co. (The)	35,843	1,416,874
Sysco Corp.	326,772	11,796,469
Wal-Mart Stores, Inc.	1,495,889	117,711,505
Walgreen Co.	220,210	12,648,862

		$339,067,995

Food Products — 2.0%
Archer-Daniels-Midland Co.	297,426	$12,908,288
Campbell Soup Co.	4,174	180,651
ConAgra Foods, Inc.	33,000	1,112,100
General Mills, Inc.	37,984	1,895,781
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,668,500
Hershey Co. (The)	456,658	44,400,857
Kraft Foods Group, Inc.	57,116	3,079,695
McCormick & Co., Inc.	27,354	1,885,238
Mondelez International, Inc., Class A	173,425	6,121,903
Nestle SA	1,480,312	108,492,092
Unilever NV - NY Shares	4,636	186,506

		$185,931,611

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,555,647	$59,627,949
Bard (C.R.), Inc.	25,000	3,348,500
Baxter International, Inc.	207,423	14,426,270
Becton, Dickinson and Co.	66,108	7,304,273
Boston Scientific Corp.(2)	26,929	323,687
CareFusion Corp.(2)	70,668	2,814,000
Covidien PLC	186,141	12,676,202
Intuitive Surgical, Inc.(2)	14,000	5,377,120

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	549,593	$31,541,142
St. Jude Medical, Inc.	57,969	3,591,180
Stryker Corp.	131,368	9,870,991
Zimmer Holdings, Inc.	93,186	8,684,003

		$159,585,317

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	275,013	$19,336,164
Cardinal Health, Inc.	141,336	9,442,658
Cigna Corp.	55,078	4,818,223
Express Scripts Holding Co.(2)	367,509	25,813,832
HCA Holdings, Inc.(2)	86,000	4,103,060
McKesson Corp.	2,384	384,778
PharMerica Corp.(2)	1,805	38,808
UnitedHealth Group, Inc.	63,696	4,796,309
WellPoint, Inc.	53,673	4,958,848

		$73,692,680

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	147,881	$5,940,380
International Game Technology	459,500	8,344,520
Interval Leisure Group, Inc.	5,349	165,284
Marriott International, Inc., Class A	399,969	19,742,470
Marriott Vacations Worldwide Corp.(2)	2,597	137,018
McDonald’s Corp.	741,937	71,990,147
Starbucks Corp.	2,270,226	177,963,016
Yum! Brands, Inc.	210,518	15,917,266

		$300,200,101

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$9,308,065

		$9,308,065

Household Products — 1.7%
Clorox Co. (The)	7,570	$702,193
Colgate-Palmolive Co.	1,172,737	76,474,180
Kimberly-Clark Corp.	15,331	1,601,476
Procter & Gamble Co. (The)	986,861	80,340,354

		$159,118,203

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$25,102

		$25,102

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Industrial Conglomerates — 2.6%
3M Co.	736,051	$103,231,153
Danaher Corp.	41,105	3,173,306
General Electric Co.	4,938,434	138,424,305

		$244,828,764

Insurance — 1.2%
Aegon NV ADR	5,088,862	$48,242,412
Aflac, Inc.	193,292	12,911,906
Allstate Corp. (The)	621	33,869
Aon PLC	24,650	2,067,889
Chubb Corp.	23,188	2,240,656
Cincinnati Financial Corp.	135,528	7,097,601
Hartford Financial Services Group, Inc.	5,762	208,757
Manulife Financial Corp.	29,582	583,653
Marsh & McLennan Cos., Inc.	25,000	1,209,000
Progressive Corp.	1,151,311	31,396,251
Torchmark Corp.	52,429	4,097,326
Travelers Companies, Inc. (The)	76,125	6,892,358

		$116,981,678

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(2)	211,982	$84,536,302
priceline.com, Inc.(2)	50	58,120

		$84,594,422

Internet Software & Services — 4.5%
Akamai Technologies, Inc.(2)	200,000	$9,436,000
AOL, Inc.(2)	5,317	247,878
eBay, Inc.(2)	1,260,217	69,173,311
Facebook, Inc., Class A(2)	1,681,662	91,919,645
Google, Inc., Class A(2)	214,113	239,958,580
IAC/InterActiveCorp	13,368	918,248
LinkedIn Corp., Class A(2)	4,537	983,758
Twitter, Inc.(2)	90,101	5,734,929
VeriSign, Inc.(2)	14,758	882,233

		$419,254,582

IT Services — 2.6%
Accenture PLC, Class A	1,674,353	$137,665,304
Automatic Data Processing, Inc.	102,170	8,256,358
Broadridge Financial Solutions, Inc.	1,652	65,287
Fidelity National Information Services, Inc.	63,590	3,413,511
Fiserv, Inc.(2)	35,824	2,115,407
International Business Machines Corp.	309,243	58,004,710

Security	Shares	Value

IT Services (continued)
Paychex, Inc.	693,512	$31,575,601
Total System Services, Inc.	32,405	1,078,438
Western Union Co.	54,638	942,506

		$243,117,122

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,261,155
Polaris Industries, Inc.	1,400	203,896

		$1,465,051

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	441,172	$25,230,627
Thermo Fisher Scientific, Inc.	18,700	2,082,245

		$27,312,872

Machinery — 2.8%
Caterpillar, Inc.	107,772	$9,786,775
Deere & Co.	1,432,331	130,814,790
Donaldson Co., Inc.	23,332	1,014,009
Dover Corp.	354,806	34,252,971
Illinois Tool Works, Inc.	1,034,459	86,977,313
Parker Hannifin Corp.	7,953	1,023,074
Pentair, Ltd.	5,089	395,263
WABCO Holdings, Inc.(2)	1,156	107,982

		$264,372,177

Media — 3.9%
CBS Corp., Class B	129,378	$8,246,554
Comcast Corp., Class A	199,107	10,346,595
Comcast Corp., Special Class A	1,434,304	71,543,084
DIRECTV(2)	33,786	2,334,275
Discovery Communications, Inc., Class A(2)	6,723	607,894
Discovery Communications, Inc., Class C(2)	6,732	564,546
Gannett Co., Inc.	3,563	105,394
Liberty Global PLC, Series A(2)	8,854	787,917
Liberty Global PLC, Series C(2)	9,380	790,922
Liberty Media Corp., Class A(2)	12,367	1,811,147
News Corp., Class A(2)	24	432
Omnicom Group, Inc.	112,077	8,335,166
Time Warner Cable, Inc.	12,203	1,653,507
Time Warner, Inc.	363,259	25,326,417
Twenty-First Century Fox, Inc., Class A	97	3,412
Viacom, Inc., Class B	133,771	11,683,559
Walt Disney Co. (The)	2,892,982	221,023,825

		$365,164,646

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$560,839
Freeport-McMoRan Copper & Gold, Inc.	450,138	16,988,208
Glencore Xstrata PLC(2)	598,405	3,113,234
Nucor Corp.	230,000	12,277,400

		$32,939,681

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	1,544	$99,881

		$99,881

Multiline Retail — 0.1%
Target Corp.	158,384	$10,020,956

		$10,020,956

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	922,342	$73,160,167
Antero Resources Corp.(2)	109,563	6,950,677
Apache Corp.	992,502	85,295,622
BP PLC ADR	182,637	8,877,985
Cheniere Energy, Inc.(2)(3)	240,000	10,339,015
Chevron Corp.	583,235	72,851,884
ConocoPhillips	265,457	18,754,537
Devon Energy Corp.	568,677	35,184,046
EOG Resources, Inc.	1,800	302,112
Exxon Mobil Corp.	2,102,650	212,788,180
Hess Corp.	39,579	3,285,057
Marathon Oil Corp.	185,487	6,547,691
Marathon Petroleum Corp.	87,319	8,009,772
Murphy Oil Corp.	78,679	5,104,693
Occidental Petroleum Corp.	5,000	475,500
Phillips 66	141,330	10,900,783
Range Resources Corp.	4,900	413,119
Royal Dutch Shell PLC ADR, Class A	70,332	5,012,562
Spectra Energy Corp.	8,313	296,109
Williams Cos., Inc.	2,000	77,140
WPX Energy, Inc.(2)	666	13,573

		$564,640,224

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,963,592

		$1,963,592

Security	Shares	Value

Pharmaceuticals — 7.4%
AbbVie, Inc.	1,625,226	$85,828,185
Actavis PLC(2)	20,000	3,360,000
Allergan, Inc.	326,962	36,318,939
Bristol-Myers Squibb Co.	1,679,840	89,283,496
Eli Lilly & Co.	1,035,648	52,818,048
GlaxoSmithKline PLC ADR	201,415	10,753,547
Johnson & Johnson	1,805,635	165,378,109
Mallinckrodt PLC(2)	23,268	1,215,986
Merck & Co., Inc.	1,138,521	56,982,976
Novo Nordisk A/S ADR	249,848	46,161,916
Pfizer, Inc.	2,396,463	73,403,662
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	67,009,191
Zoetis, Inc.	361,174	11,806,778

		$700,320,833

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$38,610

		$38,610

Road & Rail — 0.3%
CSX Corp.	11,260	$323,950
Kansas City Southern	4,386	543,119
Norfolk Southern Corp.	43,575	4,045,067
Union Pacific Corp.	135,038	22,686,384

		$27,598,520

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	560,209	$28,531,444
Applied Materials, Inc.	1,065,614	18,850,712
Broadcom Corp., Class A	897,422	26,608,562
Cypress Semiconductor Corp.(2)	1,108	11,634
Intel Corp.	8,512,993	220,997,298
Linear Technology Corp.	18,494	842,402
Linear Technology Corp.(3)	50,000	2,276,931
Maxim Integrated Products, Inc.	223,099	6,226,693
Microchip Technology, Inc.	23,733	1,062,052
NVIDIA Corp.	284,500	4,557,690
Texas Instruments, Inc.	1,013,297	44,493,871
Xilinx, Inc.	90,186	4,141,341

		$358,600,630

Software — 3.6%
Activision Blizzard, Inc.	295,588	$5,270,334
Adobe Systems, Inc.(2)	409,776	24,537,387

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)
CA, Inc.	7,339	$246,958
Microsoft Corp.	3,004,717	112,466,557
Oracle Corp.	5,177,662	198,097,348
Symantec Corp.	72,900	1,718,982

		$342,337,566

Specialty Retail — 3.3%
Best Buy Co., Inc.	133,011	$5,304,479
Gap, Inc. (The)	89,138	3,483,513
GNC Holdings, Inc., Class A	900	52,605
Home Depot, Inc. (The)	1,229,178	101,210,516
L Brands, Inc.	41,877	2,590,092
Lowe’s Companies, Inc.	333,776	16,538,601
Murphy USA, Inc.(2)	19,669	817,444
Ross Stores, Inc.(3)	15,500	1,161,032
Ross Stores, Inc.	1,000	74,930
Staples, Inc.	149,396	2,373,902
TJX Cos., Inc. (The)	2,716,561	173,126,433

		$306,733,547

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$606,204
Hanesbrands, Inc.	197,760	13,896,595
NIKE, Inc., Class B	2,323,098	182,688,427
VF Corp.	67,200	4,189,248

		$201,380,474

Tobacco — 0.3%
Altria Group, Inc.	111,248	$4,270,811
Philip Morris International, Inc.	271,850	23,686,290

		$27,957,101

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$155,900

		$155,900

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$3,196,899
Sprint Nextel Corp.(2)	135,160	1,452,970
Vodafone Group PLC ADR	179,476	7,055,202

		$11,705,071

Total Common Stocks (identified cost $4,823,032,321)		$9,262,361,111

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,375

Total Rights (identified cost $16,440)		$2,375

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$129,838	$129,837,879

Total Short-Term Investments (identified cost $129,837,879)		$129,837,879

Total Investments — 99.8% (identified cost $4,952,891,569)		$9,392,201,365

Other Assets, Less Liabilities — 0.2%		$22,752,968

Net Assets — 100.0%		$9,414,954,333

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Statement of Assets and Liabilities

Assets	December 31, 2013
Unaffiliated investments, at value (identified cost, $4,823,053,690)	$9,262,363,486
Affiliated investment, at value (identified cost, $129,837,879)	129,837,879
Dividends receivable	12,634,274
Interest receivable from affiliated investment	13,836
Receivable for investments sold	12,417,761
Tax reclaims receivable	1,535,114
Total assets	$9,418,802,350

Liabilities
Payable to affiliates:
Investment adviser fee	$3,473,874
Trustees’ fees	17,000
Accrued expenses	357,143
Total liabilities	$3,848,017
Net Assets applicable to investors’ interest in Portfolio	$9,414,954,333

Sources of Net Assets
Investors’ capital	$4,975,531,565
Net unrealized appreciation	4,439,422,768
Total	$9,414,954,333

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Statement of Operations

Investment Income	Year Ended December 31, 2013
Dividends (net of foreign taxes, $2,079,626)	$168,889,424
Interest allocated from affiliated investment	133,786
Expenses allocated from affiliated investment	(16,390)
Total investment income	$169,006,820

Expenses
Investment adviser fee	$39,083,842
Trustees’ fees and expenses	68,000
Custodian fee	1,162,947
Professional fees	205,211
Miscellaneous	229,216
Total expenses	$40,749,216
Deduct —
Reduction of custodian fee	$93
Total expense reductions	$93

Net expenses	$40,749,123

Net investment income	$128,257,697

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$431,943,808
Investment transactions allocated from affiliated investment	2,746
Foreign currency transactions	(18,548)
Net realized gain	$431,928,006
Change in unrealized appreciation (depreciation) —
Investments	$1,830,520,427
Foreign currency	34,013
Net change in unrealized appreciation (depreciation)	$1,830,554,440

Net realized and unrealized gain	$2,262,482,446

Net increase in net assets from operations	$2,390,740,143

(1)	Includes $434,356,852 of net realized gains from redemptions in-kind.

37	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$128,257,697	$147,439,255
Net realized gain from investment and foreign currency transactions	431,928,006	668,697,485
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,830,554,440	379,340,652
Net increase in net assets from operations	$2,390,740,143	$1,195,477,392
Capital transactions —
Contributions	$242,635,350	$95,312,609
Withdrawals	(947,511,937)	(1,634,382,694)
Net decrease in net assets from capital transactions	$(704,876,587)	$(1,539,070,085)

Net increase (decrease) in net assets	$1,685,863,556	$(343,592,693)

Net Assets
At beginning of year	$7,729,090,777	$8,072,683,470
At end of year	$9,414,954,333	$7,729,090,777

38	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.50%	1.78%	1.53%	1.43%	1.86%
Portfolio Turnover	3%	2%	2%	2%	3%

Total Return	32.39%	15.48%	0.80%	12.86%	23.32%

Net assets, end of year (000’s omitted)	$9,414,954	$7,729,091	$8,072,683	$9,045,217	$9,479,479

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

39	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2013, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 8.4%, 14.5%, 5.9%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an interest of 69.8% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

40

Tax-Managed Growth Portfolio

December 31, 2013

Notes to Financial Statements — continued

As of December 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$ 500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2013, the Portfolio’s investment adviser fee amounted to $39,083,842, or 0.46% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

41

Tax-Managed Growth Portfolio

December 31, 2013

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,857,924 and $1,559,314, respectively, for the year ended December 31, 2013. In addition, investors contributed securities with a value of $224,787,493 and investments having an aggregate market value of $876,135,372 at dates of withdrawal were distributed in payment for capital withdrawals, during the year ended December 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,702,689,427

Gross unrealized appreciation	$7,689,530,934
Gross unrealized depreciation	(18,996)

Net unrealized appreciation	$7,689,511,938

The net unrealized appreciation on foreign currency at December 31, 2013 on federal income tax basis was $112,972.

5  Restricted Securities

At December 31, 2013, the Portfolio owned the following securities (representing 0.15% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Cheniere Energy, Inc.	12/19/13	12/19/15	240,000	$9,880,729	$10,339,015
Linear Technology Corp.	12/19/13	12/19/15	50,000	2,225,943	2,276,931
Ross Stores, Inc.	8/8/13	8/8/15	15,500	1,036,122	1,161,032

Total Restricted Securities				$13,142,794	$13,776,978

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

42

Tax-Managed Growth Portfolio

December 31, 2013

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,335,382,532	$1,161,032		$—	$1,336,543,564
Consumer Staples	946,999,192	108,492,092		—	1,055,491,284
Energy	713,243,732	10,339,015		—	723,582,747
Financials	1,517,032,408	29,200,062		—	1,546,232,470
Health Care	1,133,264,938	—		—	1,133,264,938
Industrials	1,206,807,385	—		—	1,206,807,385
Information Technology	1,982,913,792	2,276,931		—	1,985,190,723
Materials	229,633,632	3,113,234		—	232,746,866
Telecommunication Services	38,244,133	—		—	38,244,133
Utilities	4,257,001	—		—	4,257,001

Total Common Stocks	$9,107,778,745	$154,582,366	**	$—	$9,262,361,111

Preferred Stocks	$—	$—		$0	$0
Rights	2,375	—		—	2,375
Short-Term Investments	—	129,837,879		—	129,837,879

Total Investments	$9,107,781,120	$284,420,245		$0	$9,392,201,365

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2013 is not presented. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The parties in the multi-district litigation proceeding are discussing a motion to dismiss protocol, and briefing on the various motions to dismiss is expected to occur throughout 2014. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.51% of net assets at December 31, 2013).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

43

Tax-Managed Growth Portfolio

December 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax- Managed Growth Portfolio as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 26, 2014

44

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(2) 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

45

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2003

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(3) 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Lewis R. Piantedosi 1965	President of the Portfolio	Since 2013	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

46

Eaton Vance

Tax-Managed Growth Fund 1.1

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(4) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Mmes. Mosley and Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective January 1, 2014, Ms. Mosley became a Trustee of the Trust and of the Portfolio.
(3)	Prior to 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(4)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(2) 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

48

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2003

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(3) 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Lewis R. Piantedosi 1965	President of the Portfolio	Since 2013	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

49

Eaton Vance

Tax-Managed Growth Fund 1.2

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(4) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Mmes. Mosley and Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective January 1, 2014, Ms. Mosley became a Trustee of the Trust and of the Portfolio.
(3)	Prior to 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(4)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966    12.31.13

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2012 and December 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/12	12/31/13
Audit Fees	$88,650	$89,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,530	$11,700
All Other Fees(3)	$0	$0

Total	$101,180	$101,350

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2012 and December 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/12	12/31/13
Registrant	$12,530	$11,700
Eaton Vance(1)	$615,489	$409,385

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 13, 2014

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 13, 2014